Financial liabilities - Additional Information (Detail) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 EUR (€) shares	Dec. 31, 2021 USD ($)
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings	$ 14,433		$ 18,770
Current financial liabilities	11,310		$ 2,354
Financial gain or Loss on revaluation	7,400
Common Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial gain or Loss on revaluation	$ 4,700
Common Warrants [Member] | Calyxts common stock [Member]
Disclosure of offsetting of financial liabilities [line items]
Number of Common Warrants Issued | shares	7,760,000	7,760,000
Pre funded warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial gain or Loss on revaluation	$ 2,700
Research Tax Credit financing [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash | €		€ 5.5
Current financial liabilities	5,700
State Guaranteed Loan [Member] | Major Borrowing Transactions [Member]
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings	$ 19,200	€ 18.5
Guaranteed borrowing amount, percentage	90.00%
State Guaranteed Loan [Member] | Major Borrowing Transactions [Member] | Bottom of range [member]
Disclosure of offsetting of financial liabilities [line items]
Fixed interest rate	0.31%	0.31%
State Guaranteed Loan [Member] | Major Borrowing Transactions [Member] | Top of range [member]
Disclosure of offsetting of financial liabilities [line items]
Fixed interest rate	3.35%	3.35%